Commitments (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Summary of Commitments Under Leases, Outsourcing and Other Agreements Due
The following table presents a summary of Hydro One’s commitments under outsourcing and other agreements due in the next five years and thereafter:

December 31, 2019 (millions of dollars)	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter
Outsourcing and other agreements	162	34	10	8	11	13
Long-term software/meter agreement	22	1	2	1	2	—

Summary of Other Commitments
The following table presents a summary of Hydro One’s other commercial commitments by year of expiry in the next five years and thereafter:

December 31, 2019 (millions of dollars)	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter
Operating Credit Facilities[1]	—	—	—	—	2,550	—
Letters of credit[2]	193	2	—	—	—	—
Guarantees[3]	332	—	—	—	—	—
1 On June 3, 2019, the maturity dates for the Operating Credit Facilities were extended from November 2021 and June 2022 to June 2024.

[2]
Letters of credit consist of $179 million letters of credit related to retirement compensation arrangements, a $4 million in letters of credit to satisfy debt service reserve requirements, a $9 million letter of credit provided to the IESO for prudential support and $3 million in letters of credit for various operating purposes.